Revenue - Change in Contract Balances (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Change in Contract with Customer, Asset [Abstract]
Contract with customer, asset, net, beginning balance	$ 24,376
Payments received for services billed	(19,937)
Services provided and billed in current period	112,845
Payments received for services billed in current period	(93,475)
Contract with customer, asset, net, ending balance	23,809
Change in Contract with Customer, Liability [Abstract]
Contract with customer, liability, beginning balance	(31,296)
Deferred commissioning period revenue	2,110
Contract with customer, liability, ending balance	$ (29,186)